SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents
Cash and cash equivalents	$ 33,814	$ 43,913	$ 49,968
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	44.50%	12.10%
Cash and cash equivalents	$ 15,100	$ 5,300
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	29.50%	39.20%
Cash and cash equivalents	$ 10,000	$ 17,200